Investments and Cash Held In Trust - Additional Information (Details) - Gores Metropoulos, Inc. - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account	$ 405,725,195	$ 406,434,959
Money Market Funds
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account	$ 405,725,195
United States Treasury Bills
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account		406,434,735
Cash
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account		$ 224